Income Taxes (Schedule Of Computation Of Income Tax Expense Differed From The Amounts Computed By Applying Of Statutory Federal Income Tax Rate To Income/(Loss) Before Income Taxes)(Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal income tax rate	35.00%	35.00%	35.00%
Tax computed at statutory rate	$ 108,343,000	$ 2,923,000	$ (35,597,000)
Increase/(decrease) resulting from:
State income taxes	8,424,000	(2,556,000)	(4,234,000)
Bank owned life insurance ("BOLI")	(6,671,000)	(6,646,000)	(7,428,000)
401(k) - employee stock ownership plan ("ESOP")	(659,000)	(568,000)	(155,000)
Tax-exempt interest	(5,798,000)	(5,094,000)	(4,469,000)
Non-deductible expenses	829,000	963,000	1,175,000
Tax credits	(11,392,000)	(13,340,000)	(18,125,000)
Subsidiary liquidations	0	0	(6,733,000)
Change in valuation allowance - DTA	(13,168,000)	(4,427,000)	0
Other changes in unrecognized tax benefits	(1,570,000)	(5,106,000)	(8,981,000)
Other	163,000	1,682,000	(715,000)
Total income tax expense/(benefit)	$ 78,501,000	$ (32,169,000)	$ (85,262,000)